New Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
New Accounting Policies and Recent Accounting Pronouncements [Abstract]
NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3: NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

There are no new accounting pronouncements adopted during the year ended December 31, 2022.

Accounting standards and amendments to existing standards that are not yet effective

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements, amendments to IFRS Practice Statement 2 Making Materiality Judgements and amendments to IAS 8 Definition of Accounting Estimate. The amendments require companies to disclose material accounting policies rather than their significant accounting policies and to help distinguish between changes in accounting estimates versus accounting policies. These amendments are effective for annual periods starting on or after January 1, 2023. The Company is assessing the impact of these amendments.

In January 2020, which was further amended in 2022, the IASB issued amendment to IAS 1, Presentation of Financial Statements to clarify the requirements for classifying liabilities as current or non-current. The new guidance will be effective for annual periods starting on or after January 1, 2024. The Company is assessing the impact of this amendment.

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.